Commitments	12 Months Ended
Jun. 30, 2025
Commitments [Abstract]
Commitments

Note 34. Commitments

(i)
Contracted and committed Research projects and license commitments

The Group has entered into research and development contracts and intellectual property license agreements with various third parties in respect of services for the Phase 3 wet AMD clinical trial and the clinical grade manufacture of sozinibercept. Expenditure commitments relating to these, and intellectual property license agreements are payable as follows:

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Within one year	85	27,383	12,633
After one year but not more than five years	60	3,504	12,302
After more than five years	—	15	30
	145	30,902	24,965

Currently, the biggest research contract has a 60 day termination clause and all commitments have been limited to a twelve month commitment.

(ii)
Commercial commitments

The Group has entered into commercial agreements with various third parties in respect of services for preparation of OPT‑302 for launch and pre‑marketing phase. Expenditure commitments relating to these activities are payable as follows:

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Within one year	—	63	47
After one year but not more than five years	—	—	—
After more than five years	—	—	—
	—	63	47